AMERICAN PERFORMANCE FUNDS
Supplement dated September 2, 2008
to the following Prospectuses, each dated January 1, 2008, as amended:
Bond Funds
Equity Funds
Money Market Funds — Administrative Shares
Money Market Funds — Institutional Shares
Money Market Funds — Select Shares
Money Market Funds — Service Shares
The American Performance Funds intends to change its name to “Cavanal Hill Funds” effective on or about December 1, 2008.

AMERICAN PERFORMANCE FUNDS
Supplement dated September 2, 2008
to the following Statements of Additional Information (“SAI”), each dated January 1, 2008, as amended:
Bond and Equity Funds
Money Market Funds
     The American Performance Funds intends to change its name to “Cavanal Hill Funds” effective on or about December 1, 2008.
     On August 31, 2008, the Board of Trustees of the Funds elected Mr. Art Jensen the Treasurer of the Funds.
     Effective immediately, the following information supersedes and replaces the sections of the SAIs identified below (all other information contained in the SAIs remains unchanged).
     The following information replaces the information contained in the section of the SAI entitled “Trustees and Officers:”
     TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Funds’ Declaration of Trust and By-laws, and applicable provisions of Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is One Williams Center, BOk Tower — 10 SW, Tulsa, Oklahoma 74172.
INDEPENDENT TRUSTEES

				NUMBER
				OF
				PORTFOLI
				OS
				IN FUND
	POSITION(S)	TERM OF		COMPLEX
	HELD	OFFICE AND		OVERSEEN	OTHER
	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	DIRECTORSHIPS
NAME AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	HELD BY TRUSTEE*
William H. Wilson Jr Age: 49	Trustee, Chairman	Indefinite, 5/08 — Present	Partner of Sage Partners, Keystone Exploration, and 3C Farms	9	N/A

David L. Foster Age: 60	Trustee	Indefinite, 5/08 — Present	Chief Executive Officer of The Williford Companies	9	N/A

INTERESTED TRUSTEE

NUMBER
OF
PORTFOLI
OS
IN FUND
	POSITION(S)	TERM OF		COMPLEX	OTHER
	HELD	OFFICE AND		OVERSEEN	DIRECTORSHIPS
	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	TRUSTEE*
Steven G. Bradshaw** Age: 48	Trustee	Indefinite, 9/07 - Present	From October 2003 to present, Senior Executive Vice President, Consumer Banking and Wealth Management, BOK Financial Corporation (“BOK Financial”); from 1995 to present, Chairman, BOSC, Inc.; from December 1999 to October 2003, Executive Vice President, Consumer Banking Manager, BOK Financial.	9	N/A

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**	Mr. Bradshaw is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Bradshaw is an “interested person” because he is a Senior Executive Vice President of BOK Financial, the parent of Cavanal Hill Investment Management, and the Chairman of BOSC, Inc., the distributor of the Trust.
OFFICERS

NUMBER
OF
PORTFOLI
OS
IN FUND
	POSITION(S)	TERM OF		COMPLEX	OTHER
	HELD	OFFICE AND		OVERSEEN	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	TRUSTEE*
Art Jensen Age: 41	Treasurer	Indefinite, 8/08— Present	From July 2008 to present, SVP of Citi Fund Services Ohio, Inc. From April 2005 to July 2008, VP at JPMorgan Funds Management, Inc. From June 2001 to April 2005, VP at BISYS Fund Services.	N/A	N/A

James L. Huntzinger Age: 57	President, Assistant Secretary	Indefinite, 6/08 — Present	From 2002 to present, Chief Investment Officer for BOK Financial Corporation.	N/A	N/A

Fred J. Schmidt Age: 48	Chief Compliance Officer, Anti-Money Laundering Officer and Disaster Recovery Plan Business Operations Manager	Indefinite, 4/08 — Present	From 2004 to present, employee of Citi Fund Services Ohio, Inc., CCO Services. From 2002 to 2004, President, FJS Associates.	N/A	N/A

Kristin L. Walters Age: 35	Secretary	Indefinite; 4/08 — Present	From September 2007 to present, Vice President, Director of Compliance and from November 2006 to September 2007, Assistant Vice President of Cavanal Hill Investment Management, Inc.	N/A	N/A

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Steven G. Bradshaw	BOK Financial, Senior Executive Vice President, Consumer Banking and Wealth Management; BOSC, Chairman of the Board